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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2008

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
11/14/08

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	44

Form 13F Table Value Total:  	$257,664	(thousands)

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
Name of Issuer		Title of Class		CUSIP	  Value	 Shares		Inv.	   Other         Voting Authority
							  x1000			Discretion Managers Sole	Shared	None

AMERICAN CAMPUS COMMUNITIES I	COM		024835100 3,551  104,801 	SOLE	   N/A	    84,501 	0	 20,300
ACADIA REALTY TRUST		COM SH BEN INT	004239109 4,585  181,383 	SOLE	   N/A	    148,283 	0	 33,100
AMB PROPERTY CORP		COM		00163T109 1,024  22,600 	SOLE	   N/A	    22,600 	0	 -
ALEXANDRIA REAL ESTATE EQUITI	COM		015271109 4,113  36,452 	SOLE	   N/A	    29,952 	0	 6,500
AVALONBAY COMMUNITIES INC	COM		053484101 7,710  78,334 	SOLE	   N/A	    61,194 	0	 17,140
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203 230 	 14,370 	SOLE	   N/A	    10,970 	0	 3,400
BROOKFIELD PROPERTIES CORP	COM		112900105 1,370  86,497 	SOLE	   N/A	    65,297 	0	 21,200
BRE PROPERTIES INC		CL A		05564E106 7,353  150,055 	SOLE	   N/A	    120,356 	0	 29,699
BOSTON PROPERTIES INC		COM		101121101 15,074 160,942 	SOLE	   N/A	    125,481 	0	 35,461
MACK-CALI REALTY CORP		COM		554489104 2,641  77,987 	SOLE	   N/A	    61,387 	0	 16,600
DCT INDUSTRIAL TRUST INC	COM		233153105 1,492  199,187 	SOLE	   N/A	    143,187 	0	 56,000
DEVELOPERS DIVERSIFIED REALTY	COM		251591103 7,529  237,575 	SOLE	   N/A	    178,675 	0	 58,900
DUPONT FABROS TECHNOLOGY INC	COM		26613Q106 4,483  293,981 	SOLE	   N/A	    227,081 	0	 66,900
DIGITAL REALTY TRUST INC	COM		253868103 1,870  39,578 	SOLE	   N/A	    39,578 	0	 -
DIAMONDROCK HOSPITALITY CO	COM		252784301 299 	 32,900 	SOLE	   N/A	    32,900 	0	 -
EQUITY RESIDENTIAL		SH BEN INT	29476L107 8,462  190,548 	SOLE	   N/A	    146,448 	0	 44,100
ESSEX PROPERTY TRUST INC	COM		297178105 4,317  36,485 	SOLE	   N/A	    29,072 	0	 7,413
EXTRA SPACE STORAGE INC		COM		30225T102 1,879  122,327 	SOLE	   N/A	    91,627 	0	 30,700
FIRST INDUSTRIAL REALTY TRUST	COM		32054K103 531 	 18,500 	SOLE	   N/A	    18,500 	0	 -
FEDERAL REALTY INVESTMENT TRU	SH BEN INT NEW	313747206 4,814  56,235 	SOLE	   N/A	    46,330 	0	 9,905
GENERAL GROWTH PROPERTIES INC	COM		370021107 3,395  224,853 	SOLE	   N/A	    172,561 	0	 52,292
HEALTH CARE REIT INC		COM		42217K106 7,584  142,485 	SOLE	   N/A	    113,020 	0	 29,465
HCP INC				COM		40414L109 8,837  220,220 	SOLE	   N/A	    169,820 	0	 50,400
HIGHWOODS PROPERTIES INC	COM		431284108 4,258  119,750 	SOLE	   N/A	    92,350 	0	 27,400
HOST HOTELS & RESORTS INC	COM		44107P104 5,779  434,809 	SOLE	   N/A	    357,876 	0	 76,933
INLAND REAL ESTATE CORP		COM NEW		457461200 1,303  83,020 	SOLE	   N/A	    68,720 	0	 14,300
KIMCO REALTY CORP		COM		49446R109 14,901 403,380 	SOLE	   N/A	    316,171 	0	 87,209
KILROY REALTY CORP		COM		49427F108 3,571  74,714 	SOLE	   N/A	    56,714 	0	 18,000
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108 1,264  54,194 	SOLE	   N/A	    40,894 	0	 13,300
MACERICH CO/THE			COM		554382101 9,757  153,295 	SOLE	   N/A	    110,595 	0	 42,700
MARRIOTT INTERNATIONAL INC/DE	CL A		571903202 2,424  92,905 	SOLE	   N/A	    72,905 	0	 20,000
MEDICAL PROPERTIES TRUST INC	COM		58463J304 1,646  145,050 	SOLE	   N/A	    112,050 	0	 33,000
NATIONWIDE HEALTH PROPERTIES	COM		638620104 6,801  189,008 	SOLE	   N/A	    146,427 	0	 42,581
CORPORATE OFFICE PROPERTIES T	SH BEN INT	22002T108 3,026  74,989 	SOLE	   N/A	    56,389 	0	 18,600
POTLATCH CORP			COM		737630103 1,737  37,452 	SOLE	   N/A	    29,552 	0	 7,900
PROLOGIS			SH BEN INT	743410102 8,743  211,837 	SOLE	   N/A	    173,346 	0	 38,491
PUBLIC STORAGE			COM		74460D109 11,740 118,575 	SOLE	   N/A	    91,322 	0	 27,253
REGENCY CENTERS CORP		COM		758849103 6,209  93,106 	SOLE	   N/A	    69,606 	0	 23,500
TANGER FACTORY OUTLET CENTERS	COM		875465106 7,067  161,388 	SOLE	   N/A	    132,049 	0	 29,339
SL GREEN REALTY CORP		COM		78440X101 9,569  147,674 	SOLE	   N/A	    119,679 	0	 27,995
SIMON PROPERTY GROUP INC	COM		828806109 26,748 275,749 	SOLE	   N/A	    231,589 	0	 44,160
TAUBMAN CENTERS INC		COM		876664103 4,677  93,543 	SOLE	   N/A	    74,896 	0	 18,647
VORNADO REALTY TRUST		SH BEN INT	929042109 12,989 142,814 	SOLE	   N/A	    113,496 	0	 29,318
VENTAS INC			COM		92276F100 10,312 208,662 	SOLE	   N/A	    163,474 	0	 45,188


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11/14/08


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2008.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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